advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
advance billings and customer deposits
Contract liabilities at beginning of period	$ 780	$ 732
Revenue deferred in previous period and recognized in current period	689	670
Net additions arising from operations	708	718
Regulatory deferral account drawdown		(7)
Additions arising from business combinations	9	7
Contract liabilities at end of period	808	780
Current	715	691
Non-current
Deferred revenues	78	71
Deferred customer activation and connection fees	$ 15	$ 18